RELATED PARTIES - Summary of Balances With Related Parties (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Other assets	$ 683.0	$ 436.1
Financial Investments
Disclosure of transactions between related parties [line items]
Other assets	266.4	153.6
Other assets
Disclosure of transactions between related parties [line items]
Other assets	$ 46.8	$ 24.9